UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 29, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 29, 2012


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2012

                                                                      (Form N-Q)

48472-0412                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
February 29, 2012 (unaudited)

PRINCIPAL                                                                                       MARKET
AMOUNT                                                              COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY          (000)
------------------------------------------------------------------------------------------------------
             TAX-EXEMPT SECURITIES (52.7%)

             TAX-EXEMPT BONDS (52.7%)

             ARIZONA (2.1%)
$   1,000    Pima County IDA                                         5.75%      9/01/2029     $  1,046
    2,250    Univ. Medical Center Corp.                              5.00       7/01/2035        2,284
                                                                                              --------
                                                                                                 3,330
                                                                                              --------
             CALIFORNIA (2.2%)
    2,000    Monterey Peninsula USD (INS)                            5.50       8/01/2034        2,275
    4,435    West Contra Costa USD (INS)                             5.05 (a)   8/01/2034        1,303
                                                                                              --------
                                                                                                 3,578
                                                                                              --------
             COLORADO (1.7%)
    2,000    Regional Transportation District                        5.38       6/01/2031        2,243
      500    Univ. of Colorado Hospital Auth.                        5.00      11/15/2037          512
                                                                                              --------
                                                                                                 2,755
                                                                                              --------
             CONNECTICUT (1.4%)
    6,000    Mashantucket (Western) Pequot Tribe, acquired
                9/21/1999; cost $5,583(b),(c),(d)                    5.75       9/01/2027        2,336
                                                                                              --------
             FLORIDA (5.6%)
    1,875    Escambia County Housing Finance Auth. (INS)             5.75       6/01/2031        2,104
    2,000    Lee County IDA                                          5.00      11/01/2025        2,303
    1,300    Miami-Dade County                                       5.00      10/01/2034        1,434
    3,000    Orlando (INS)                                           5.13      11/01/2027        3,179
                                                                                              --------
                                                                                                 9,020
                                                                                              --------

             GEORGIA (0.7%)
    1,000    Fayette County School District (INS)                    4.95       3/01/2025        1,085
                                                                                              --------
             ILLINOIS (1.4%)
    2,000    Finance Auth.                                           6.00      10/01/2032        2,336
                                                                                              --------

             INDIANA (3.4%)
      500    Ball State Univ. of Indiana                             5.00       7/01/2030          559
    1,250    Finance Auth.                                           5.38      11/01/2032        1,364
      550    Health and Educational Facility Financing Auth.         5.25       2/15/2036          561
    3,000    Rockport (INS)                                          4.63       6/01/2025        3,086
                                                                                              --------
                                                                                                 5,570
                                                                                              --------

             KENTUCKY (0.7%)
    1,000    Economic Dev. Finance Auth. (INS)                       6.00      12/01/2033        1,112
                                                                                              --------

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1  | USAA Growth and Tax Strategy Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                              COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY          (000)
-------------------------------------------------------------------------------------------------------
             LOUISIANA (1.3%)
$     985    Local Government Environmental Facilities and
                Community Dev. Auth. (INS)                           6.55%      9/01/2025     $  1,033
    1,000    Parish of St. John the Baptist                          5.13       6/01/2037        1,037
                                                                                              --------
                                                                                                 2,070
                                                                                              --------
             MAINE (0.1%)
      100    Health and Higher Educational Facilities Auth. (INS)    5.75       7/01/2030          101
                                                                                              --------
             MICHIGAN (1.9%)
    3,000    Hospital Finance Auth. (INS)                            5.00      11/15/2026        3,102
                                                                                              --------
             MISSOURI (0.9%)
    1,500    Health and Educational Facility Financing Auth.         5.38       2/01/2035        1,511
                                                                                              --------
             NEW JERSEY (2.0%)
    2,000    EDA                                                     5.00       9/01/2033        2,162
    1,000    Middlesex County Improvement Auth.                      5.00       8/15/2023        1,036
                                                                                              --------
                                                                                                 3,198
                                                                                              --------
             NEW MEXICO (1.3%)
    1,000    Farmington                                              4.88       4/01/2033          969
    1,000    Farmington                                              5.90       6/01/2040        1,048
                                                                                              --------
                                                                                                 2,017
                                                                                              --------
             NEW YORK (7.5%)
    1,000    Dormitory Auth.                                         5.50       5/01/2037        1,113
    3,000    MTA                                                     5.00      11/15/2030        3,160
    1,000    New York City                                           5.25       8/15/2023        1,177
    1,500    New York City Housing Dev. Corp. (INS)                  5.00       7/01/2025        1,605
    2,000    New York City Trust for Cultural Resources              5.00      12/01/2039        2,145
    8,455    Oneida County IDA (INS)                                 4.65 (a)   7/01/2035        2,968
                                                                                              --------
                                                                                                12,168
                                                                                              --------
             NORTH CAROLINA (0.7%)
    1,000    Charlotte-Mecklenberg Hospital Auth. (PRE)              4.88       1/15/2032        1,129
                                                                                              --------
             RHODE ISLAND (0.1%)
      205    Housing and Mortgage Finance Corp.                      6.85      10/01/2024          206
                                                                                              --------
             SOUTH CAROLINA (1.4%)
    2,000    Piedmont Municipal Power Agency (INS)                   5.75       1/01/2034        2,331
                                                                                              --------
             TENNESSEE (0.4%)
    2,000    Knox County Health, Educational and Housing
                Facilities Board                                     5.01 (a)   1/01/2035          640
                                                                                              --------
             TEXAS (12.7%)
    2,000    Duncanville ISD (NBGA)                                  4.63       2/15/2029        2,129
    2,000    El Paso (INS)                                           4.75       8/15/2033        2,131
    2,000    Hidalgo County Health Services Corp.                    5.00       8/15/2026        2,047
    2,000    Houston Utility Systems (INS)                           5.13       5/15/2028        2,161
    5,675    Lewisville (INS)                                        5.80       9/01/2025        5,924
    1,500    Manor ISD (NBGA)                                        5.00       8/01/2037        1,658
    2,000    Pflugerville (INS)                                      5.00       8/01/2028        2,057

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                              COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY          (000)
------------------------------------------------------------------------------------------------------
$   1,500    Public Finance Auth. (INS)                              5.00%     2/15/2036      $  1,505
    1,000    San Leanna Education Facilities Corp.                   4.75      6/01/2032         1,009
                                                                                              --------
                                                                                                20,621
                                                                                              --------
             WASHINGTON (1.4%)
    1,500    Economic Dev. Finance Auth. (INS)                       5.00      6/01/2038         1,552
    1,000    Vancouver Downtown Redevelopment Auth. (INS)            5.00      1/01/2023           741
                                                                                              --------
                                                                                                 2,293
             WEST VIRGINIA (1.0%)
    1,500    Pleasants County                                        5.25     10/15/2037         1,553
                                                                                              --------
             WYOMING (0.8%)
    1,250    Laramie County                                          5.00      5/01/2037         1,319
                                                                                              --------
             Total Tax-Exempt Bonds (cost: $83,861)                                             85,381
                                                                                              --------
             Total Tax-exempt Securities (cost: $83,861)                                        85,381
                                                                                              --------
             TAX-EXEMPT MONEY MARKET INSTRUMENTS (0.9%)

             VARIABLE-RATE DEMAND NOTES (0.8%)

             FLORIDA (0.6%)
    1,000    Univ. Athletic Association, Inc. (LOC - SunTrust
                Bank)                                                1.00     10/01/2031         1,000
                                                                                              --------
             PUERTO RICO (0.2%)
      400    Electric Power Auth. (LIQ)(LOC - Dexia Credit
                Local)(c)                                            1.01      7/01/2026           400
                                                                                              --------
                                                                                                 1,400
                                                                                              --------

NUMBER OF
SHARES
------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.1%)
   89,547    Ssga Tax Free Money Market Fund, 0.00% (e)                                             90
                                                                                              --------
             Total Tax-Exempt Money Market Instruments (cost: $1,490)                            1,490
                                                                                              --------
             BLUE CHIP STOCKS (45.7%)

             CONSUMER DISCRETIONARY (5.0%)
             -----------------------------
             ADVERTISING (0.1%)
    2,760    Interpublic Group of Companies, Inc.                                                   32
    1,760    Omnicom Group, Inc.                                                                    87
                                                                                              --------
                                                                                                   119
                                                                                              --------
             APPAREL RETAIL (0.2%)
      620    Abercrombie & Fitch Co. "A"                                                            28
    1,580    Gap, Inc.                                                                              37
    1,450    Limited Brands, Inc.                                                                   68

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3  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
      720    Ross Stores, Inc.                                                 $     38
    5,520    TJX Companies, Inc.                                                    202
       60    Urban Outfitters, Inc.*                                                  2
                                                                               --------
                                                                                    375
                                                                               --------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    1,740    Coach, Inc.                                                            130
      420    Polo Ralph Lauren Corp.                                                 73
      510    VF Corp.                                                                75
                                                                               --------
                                                                                    278
                                                                               --------
             AUTO PARTS & EQUIPMENT (0.1%)
      660    BorgWarner, Inc.*                                                       55
    4,050    Johnson Controls, Inc.                                                 132
                                                                               --------
                                                                                    187
                                                                               --------
             AUTOMOBILE MANUFACTURERS (0.2%)
   22,821    Ford Motor Co.                                                         282
                                                                               --------
             AUTOMOTIVE RETAIL (0.1%)
      610    AutoNation, Inc.*                                                       21
      230    AutoZone, Inc.*                                                         86
    1,180    CarMax, Inc.*                                                           36
      550    O'Reilly Automotive, Inc.*                                              48
                                                                               --------
                                                                                    191
                                                                               --------
             BROADCASTING (0.1%)
    4,660    CBS Corp. "B"                                                          139
    1,060    Discovery Communications, Inc. "A"*                                     49
      630    Scripps Networks Interactive "A"                                        29
                                                                               --------
                                                                                    217
                                                                               --------
             CABLE & SATELLITE (0.5%)
    1,320    Cablevision Systems Corp. "A"                                           19
   16,102    Comcast Corp. "A"                                                      473
    3,890    DIRECTV "A"*                                                           180
    1,899    Time Warner Cable, Inc.                                                151
                                                                               --------
                                                                                    823
                                                                               --------
             CASINOS & GAMING (0.0%)
    1,260    International Game Technology                                           19
      270    Wynn Resorts Ltd.                                                       32
                                                                               --------
                                                                                     51
                                                                               --------
             COMPUTER & ELECTRONICS RETAIL (0.0%)
    1,810    Best Buy Co., Inc.                                                      45
      540    GameStop Corp. "A"                                                      12
                                                                               --------
                                                                                     57
                                                                               --------
             CONSUMER ELECTRONICS (0.0%)
      510    Harman International Industries, Inc.                                   25
                                                                               --------
             DEPARTMENT STORES (0.2%)
    1,150    J.C. Penney Co., Inc.                                                   45
    1,250    Kohl's Corp.                                                            62
    2,900    Macy's, Inc.                                                           110
    1,300    Nordstrom, Inc.                                                         70
      300    Sears Holdings Corp.*                                                   21
                                                                               --------
                                                                                    308
                                                                               --------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             DISTRIBUTORS (0.0%)
    1,110    Genuine Parts Co.                                                 $     70
                                                                               --------
             EDUCATION SERVICES (0.0%)
      600    Apollo Group, Inc. "A"*                                                 26
      230    DeVry, Inc.                                                              8
                                                                               --------
                                                                                     34
                                                                               --------
             FOOTWEAR (0.2%)
    2,250    NIKE, Inc. "B"                                                         243
                                                                               --------
             GENERAL MERCHANDISE STORES (0.2%)
      390    Big Lots, Inc.*                                                         17
      370    Dollar Tree, Inc.*                                                      33
    1,060    Family Dollar Stores, Inc.                                              57
    3,690    Target Corp.                                                           209
                                                                               --------
                                                                                    316
                                                                               --------
             HOME FURNISHINGS (0.0%)
      120    Leggett & Platt, Inc.                                                    3
                                                                               --------
             HOME IMPROVEMENT RETAIL (0.4%)
    9,220    Home Depot, Inc.                                                       439
    7,230    Lowe's Companies, Inc.                                                 205
                                                                               --------
                                                                                    644
                                                                               --------
             HOMEBUILDING (0.0%)
    2,180    D.R. Horton, Inc.                                                       31
      590    Lennar Corp. "A"                                                        14
    2,360    Pulte Group, Inc.*                                                      21
                                                                               --------
                                                                                     66
                                                                               --------
             HOMEFURNISHING RETAIL (0.1%)
    1,480    Bed Bath & Beyond, Inc.*                                                88
                                                                               --------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
    2,540    Carnival Corp.                                                          77
    1,716    Marriott International, Inc. "A"                                        60
    1,440    Starwood Hotels & Resorts Worldwide, Inc.                               78
    1,270    Wyndham Worldwide Corp.                                                 56
                                                                               --------
                                                                                    271
                                                                               --------
             HOUSEHOLD APPLIANCES (0.0%)
      530    Whirlpool Corp.                                                         40
                                                                               --------
             HOUSEWARES & SPECIALTIES (0.0%)
    2,180    Newell Rubbermaid, Inc.                                                 40
                                                                               --------
             INTERNET RETAIL (0.4%)
    2,240    Amazon.com, Inc.*                                                      403
      815    Expedia, Inc.                                                           28
      310    Netflix, Inc.*                                                          34
      240    Priceline.com, Inc.*                                                   150
      815    Tripadvisor, Inc.                                                       26
                                                                               --------
                                                                                    641
                                                                               --------
             LEISURE PRODUCTS (0.1%)
    1,030    Hasbro, Inc.                                                            36
    1,650    Mattel, Inc.                                                            54
                                                                               --------
                                                                                     90
                                                                               --------
             MOTORCYCLE MANUFACTURERS (0.1%)
    1,720    Harley-Davidson, Inc.                                                   80
                                                                               --------
             MOVIES & ENTERTAINMENT (0.7%)
   13,860    News Corp. "A"                                                         275
    5,993    Time Warner, Inc.                                                      223

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5  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    3,890    Viacom, Inc. "B"                                                  $    185
   11,135    Walt Disney Co.                                                        468
                                                                               --------
                                                                                  1,151
                                                                               --------
             PUBLISHING (0.1%)
    1,870    Gannett Co., Inc.                                                       28
    1,940    McGraw-Hill Companies, Inc.                                             90
                                                                               --------
                                                                                    118
                                                                               --------
             RESTAURANTS (0.7%)
      110    Chipotle Mexican Grill, Inc. "A"*                                       43
      240    Darden Restaurants, Inc.                                                12
    6,500    McDonald's Corp.                                                       646
    5,150    Starbucks Corp.                                                        250
    2,600    Yum! Brands, Inc.                                                      172
                                                                               --------
                                                                                  1,123
                                                                               --------
             SPECIALIZED CONSUMER SERVICES (0.0%)
    1,730    H&R Block, Inc.                                                         28
                                                                               --------
             SPECIALTY STORES (0.1%)
    4,040    Staples, Inc.                                                           59
      720    Tiffany & Co.                                                           47
                                                                               --------
                                                                                    106
                                                                               --------
             TIRES & RUBBER (0.0%)
    1,400    Goodyear Tire & Rubber Co.*                                             18
                                                                               --------
             Total Consumer Discretionary                                         8,083
                                                                               --------
             CONSUMER STAPLES (4.9%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
    3,750    Archer-Daniels-Midland Co.                                             117
                                                                               --------
             BREWERS (0.0%)
    1,000    Molson Coors Brewing Co. "B"                                            44
                                                                               --------
             DISTILLERS & VINTNERS (0.1%)
    1,070    Beam, Inc.                                                              59
      320    Brown-Forman Corp. "B"                                                  26
    1,440    Constellation Brands, Inc. "A"*                                         32
                                                                               --------
                                                                                    117
                                                                               --------
             DRUG RETAIL (0.3%)
    7,732    CVS Caremark Corp.                                                     348
    5,420    Walgreen Co.                                                           180
                                                                               --------
                                                                                    528
                                                                               --------
             FOOD DISTRIBUTORS (0.1%)
    3,290    Sysco Corp.                                                             97
                                                                               --------
             FOOD RETAIL (0.1%)
    2,960    Kroger Co.                                                              70
    1,890    Safeway, Inc.                                                           41
    1,070    Whole Foods Market, Inc.                                                86
                                                                               --------
                                                                                    197
                                                                               --------
             HOUSEHOLD PRODUCTS (1.0%)
      690    Clorox Co.                                                              46
    3,080    Colgate-Palmolive Co.                                                  287
    2,150    Kimberly-Clark Corp.                                                   157
   16,183    Procter & Gamble Co.                                                 1,093
                                                                               --------
                                                                                  1,583
                                                                               --------
             HYPERMARKETS & SUPER CENTERS (0.5%)
    2,400    Costco Wholesale Corp.                                                 207

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
   10,450    Wal-Mart Stores, Inc.                                             $    617
                                                                               --------
                                                                                    824
                                                                               --------
             PACKAGED FOODS & MEAT (0.7%)
    1,080    Campbell Soup Co.                                                       36
    2,630    ConAgra Foods, Inc.                                                     69
    1,080    Dean Foods Co.*                                                         13
    4,550    General Mills, Inc.                                                    174
    1,565    H.J. Heinz Co.                                                          83
      910    Hershey Co.                                                             55
      828    J.M. Smucker Co.                                                        62
    1,470    Kellogg Co.                                                             77
   10,190    Kraft Foods, Inc. "A"                                                  388
    1,040    McCormick & Co., Inc.                                                   53
    1,371    Mead Johnson Nutrition Co.                                             107
    3,820    Sara Lee Corp.                                                          77
    1,070    Tyson Foods, Inc. "A"                                                   20
                                                                               --------
                                                                                  1,214
                                                                               --------
             PERSONAL PRODUCTS (0.1%)
    2,580    Avon Products, Inc.                                                     48
    1,480    Estee Lauder Companies, Inc. "A"                                        87
                                                                               --------
                                                                                    135
                                                                               --------
             SOFT DRINKS (1.0%)
    2,560    Coca Cola Enterprises, Inc.                                             74
   13,590    Coca-Cola Co.                                                          949
    1,290    Dr. Pepper Snapple Group, Inc.                                          49
    8,793    PepsiCo, Inc.                                                          554
                                                                               --------
                                                                                  1,626
                                                                               --------
             TOBACCO (0.9%)
   12,240    Altria Group, Inc.                                                     368
      815    Lorillard, Inc.                                                        107
   10,620    Philip Morris International, Inc.                                      887
    1,960    Reynolds American, Inc.                                                 82
                                                                               --------
                                                                                  1,444
                                                                               --------
             Total Consumer Staples                                               7,926
                                                                               --------

             ENERGY (5.5%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
    1,317    Alpha Natural Resources, Inc.*                                          24
    1,300    CONSOL Energy, Inc.                                                     47
    1,560    Peabody Energy Corp.                                                    54
                                                                               --------
                                                                                    125
                                                                               --------
             INTEGRATED OIL & GAS (3.2%)
   12,200    Chevron Corp.                                                        1,331
    7,960    ConocoPhillips                                                         609
   28,743    Exxon Mobil Corp.                                                    2,486
    1,790    Hess Corp.                                                             116
    1,150    Murphy Oil Corp.                                                        74
    5,190    Occidental Petroleum Corp.                                             542
                                                                               --------
                                                                                  5,158
                                                                               --------
             OIL & GAS DRILLING (0.1%)
      480    Diamond Offshore Drilling, Inc.                                         33
      640    Helmerich & Payne, Inc.                                                 39
    1,710    Nabors Industries Ltd.*                                                 37
    1,500    Noble Corp.*                                                            61
      890    Rowan Companies, Inc.*                                                  33
                                                                               --------
                                                                                    203
                                                                               --------

================================================================================

7  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             OIL & GAS EQUIPMENT & SERVICES (0.8%)
    2,617    Baker Hughes, Inc.                                                $    132
    1,400    Cameron International Corp.*                                            78
    1,200    FMC Technologies, Inc.*                                                 60
    5,310    Halliburton Co.                                                        194
    2,540    National-Oilwell Varco, Inc.                                           210
    8,032    Schlumberger Ltd.                                                      623
                                                                               --------
                                                                                  1,297
                                                                               --------
             OIL & GAS EXPLORATION & PRODUCTION (1.0%)
    2,940    Anadarko Petroleum Corp.                                               247
    2,230    Apache Corp.                                                           241
    1,060    Cabot Oil & Gas Corp.                                                   37
    3,870    Chesapeake Energy Corp.                                                 97
    2,350    Denbury Resources, Inc.*                                                47
    2,440    Devon Energy Corp.                                                     179
    1,600    EOG Resources, Inc.                                                    182
      880    EQT Corp.                                                               46
    3,830    Marathon Oil Corp.                                                     130
      720    Newfield Exploration Co.*                                               26
      970    Noble Energy, Inc.                                                      95
      900    Pioneer Natural Resources Co.                                           99
    1,050    QEP Resources, Inc.                                                     36
      740    Range Resources Corp.                                                   47
    1,680    Southwestern Energy Co.*                                                55
    1,383    WPX Energy, Inc.(c)                                                     25
                                                                               --------
                                                                                  1,589
                                                                               --------
             OIL & GAS REFINING & MARKETING (0.1%)
    1,895    Marathon Petroleum Corp.                                                79
      650    Sunoco, Inc.                                                            25
      460    Tesoro Corp.*                                                           12
    3,220    Valero Energy Corp.                                                     79
                                                                               --------
                                                                                    195
                                                                               --------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    3,730    El Paso Corp.                                                          104
    4,310    Spectra Energy Corp.                                                   135
    4,150    Williams Companies, Inc.                                               124
                                                                               --------
                                                                                    363
                                                                               --------
             Total Energy                                                         8,930
                                                                               --------
             FINANCIALS (6.4%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
    1,885    Ameriprise Financial, Inc.                                             105
    7,265    Bank of New York Mellon Corp.                                          161
      603    BlackRock, Inc. "A"                                                    120
      860    Franklin Resources, Inc.                                               101
    3,300    Invesco Ltd. ADR                                                        82
    1,190    Legg Mason, Inc.                                                        33
    1,300    Northern Trust Corp.(f)                                                 58
    2,970    State Street Corp.                                                     125
    2,000    T. Rowe Price Group, Inc.                                              123
                                                                               --------
                                                                                    908
                                                                               --------
             CONSUMER FINANCE (0.4%)
    6,470    American Express Co.                                                   342
    2,870    Capital One Financial Corp.                                            145
    3,520    Discover Financial Services                                            106
    3,810    SLM Corp.                                                               60
                                                                               --------
                                                                                    653
                                                                               --------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             DIVERSIFIED BANKS (0.8%)
    1,300    Comerica, Inc.                                                    $     39
   11,380    U.S. Bancorp                                                           334
   31,520    Wells Fargo & Co.                                                      986
                                                                               --------
                                                                                  1,359
                                                                               --------
             INSURANCE BROKERS (0.1%)
    1,550    Aon Corp.                                                               73
    2,820    Marsh & McLennan Companies, Inc.                                        88
                                                                               --------
                                                                                    161
                                                                               --------
             INVESTMENT BANKING & BROKERAGE (0.3%)
    5,210    Charles Schwab Corp.                                                    72
    1,215    E*Trade Financial Corp.*                                                12
    2,920    Goldman Sachs Group, Inc.                                              336
    8,630    Morgan Stanley                                                         160
                                                                               --------
                                                                                    580
                                                                               --------
             LIFE & HEALTH INSURANCE (0.4%)
    2,770    AFLAC, Inc.                                                            131
    2,199    Lincoln National Corp.                                                  54
    6,300    MetLife, Inc.                                                          243
    1,820    Principal Financial Group, Inc.                                         50
    2,745    Prudential Financial, Inc.                                             168
      742    Torchmark Corp.                                                         36
    1,300    Unum Group                                                              30
                                                                               --------
                                                                                    712
                                                                               --------
             MULTI-LINE INSURANCE (0.2%)
    2,220    American International Group, Inc.*                                     65
      700    Assurant, Inc.                                                          30
    3,680    Genworth Financial, Inc. "A"*                                           33
    2,730    Hartford Financial Services Group, Inc.                                 56
    2,116    Loews Corp.                                                             83
                                                                               --------
                                                                                    267
                                                                               --------
             MULTI-SECTOR HOLDINGS (0.0%)
    1,060    Leucadia National Corp.                                                 30
                                                                               --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
   56,553    Bank of America Corp.                                                  451
   17,511    Citigroup, Inc.                                                        583
   22,679    JPMorgan Chase & Co.                                                   890
                                                                               --------
                                                                                  1,924
                                                                               --------
             PROPERTY & CASUALTY INSURANCE (0.9%)
    1,670    ACE Ltd.                                                               120
    3,040    Allstate Corp.                                                          96
   10,458    Berkshire Hathaway, Inc. " B"*                                         820
    1,990    Chubb Corp.                                                            135
      970    Cincinnati Financial Corp.                                              34
    3,740    Progressive Corp.                                                       80
    2,350    Travelers Companies, Inc.                                              136
    2,680    XL Group plc                                                            56
                                                                               --------
                                                                                  1,477
                                                                               --------
             REAL ESTATE SERVICES (0.0%)
    1,830    CBRE Group, Inc.*                                                       34
                                                                               --------
             REGIONAL BANKS (0.4%)
    4,130    BB&T Corp.                                                             121
    5,810    Fifth Third Bancorp                                                     79
    1,786    First Horizon National Corp.                                            17
    5,110    Huntington Bancshares, Inc.                                             30
    6,620    KeyCorp                                                                 54

================================================================================

9  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
      660    M&T Bank Corp.                                                    $     54
    3,105    PNC Financial Services Group, Inc.                                     185
    7,500    Regions Financial Corp.                                                 43
    3,200    SunTrust Banks, Inc.                                                    73
    1,130    Zions Bancorp.                                                          21
                                                                              ---------
                                                                                    677
                                                                              ---------
             REITs - DIVERSIFIED (0.1%)
    1,238    Vornado Realty Trust                                                   101
                                                                              ---------
             REITs - INDUSTRIAL (0.1%)
    2,603    ProLogis, Inc.                                                          88
                                                                              ---------
             REITs - OFFICE (0.1%)
    1,050    Boston Properties, Inc.                                                107
                                                                              ---------
             REITs - RESIDENTIAL (0.1%)
      730    Apartment Investment & Management Co. "A"                               18
      510    AvalonBay Communities, Inc.                                             66
    2,215    Equity Residential Properties Trust                                    126
                                                                              ---------
                                                                                    210
                                                                              ---------
             REITs - RETAIL (0.2%)
    2,670    Kimco Realty Corp.                                                      49
    2,004    Simon Property Group, Inc.                                             272
                                                                              ---------
                                                                                    321
                                                                              ---------
             REITs - SPECIALIZED (0.3%)
    2,430    HCP, Inc.                                                               96
    1,040    Health Care REIT, Inc.                                                  57
    3,902    Host Hotels & Resorts, Inc.                                             62
      800    Plum Creek Timber Co., Inc.                                             31
      575    Public Storage                                                          77
    1,520    Ventas, Inc.                                                            85
    2,687    Weyerhaeuser Co.                                                        56
                                                                              ---------
                                                                                    464
                                                                              ---------
             SPECIALIZED FINANCE (0.2%)
      390    CME Group, Inc.                                                        113
      440    IntercontinentalExchange, Inc.*                                         61
    1,370    Moody's Corp.                                                           53
      840    NASDAQ OMX Group, Inc.*                                                 22
    1,520    NYSE Euronext                                                           45
                                                                              ---------
                                                                                    294
                                                                              ---------
             THRIFTS & MORTGAGE FINANCE (0.0%)
    3,630    Hudson City Bancorp, Inc.                                               25
    1,420    People's United Financial, Inc.                                         18
                                                                              ---------
                                                                                     43
                                                                              ---------
             Total Financials                                                    10,410
                                                                              ---------
             HEALTH CARE (5.2%)
             ------------------
             BIOTECHNOLOGY (0.5%)
    4,740    Amgen, Inc.                                                            322
    1,260    Biogen Idec, Inc.*                                                     147
    2,730    Celgene Corp.*                                                         200
    4,490    Gilead Sciences, Inc.*                                                 204
                                                                              ---------
                                                                                    873
                                                                              ---------
             HEALTH CARE DISTRIBUTORS (0.2%)
    1,930    AmerisourceBergen Corp.                                                 72
    2,310    Cardinal Health, Inc.                                                   96
    1,450    McKesson Corp.                                                         121

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
      720    Patterson Companies, Inc.                                         $     23
                                                                               --------
                                                                                    312
                                                                               --------
             HEALTH CARE EQUIPMENT (0.8%)
    3,470    Baxter International, Inc.                                             202
    1,310    Becton, Dickinson and Co.                                              100
    6,150    Boston Scientific Corp.*                                                38
      600    C.R. Bard, Inc.                                                         56
    1,315    CareFusion Corp.*                                                       34
    2,010    Covidien plc                                                           105
      690    Edwards Lifesciences Corp.*                                             50
      230    Intuitive Surgical, Inc.*                                              118
    6,290    Medtronic, Inc.                                                        240
    1,910    St. Jude Medical, Inc.                                                  80
    1,770    Stryker Corp.                                                           95
      830    Varian Medical Systems, Inc.*                                           54
    1,130    Zimmer Holdings, Inc.*                                                  69
                                                                               --------
                                                                                  1,241
                                                                               --------
             HEALTH CARE FACILITIES (0.0%)
    3,270    Tenet Healthcare Corp.*                                                 19
                                                                               --------
             HEALTH CARE SERVICES (0.3%)
      570    DaVita, Inc.*                                                           49
    3,310    Express Scripts, Inc.*                                                 177
      615    Laboratory Corp. of America Holdings*                                   55
    2,370    Medco Health Solutions, Inc.*                                          160
      600    Quest Diagnostics, Inc.                                                 35
                                                                               --------
                                                                                    476
                                                                               --------
             HEALTH CARE SUPPLIES (0.0%)
    1,150    DENTSPLY International, Inc.                                            45
                                                                               --------
             HEALTH CARE TECHNOLOGY (0.0%)
     860     Cerner Corp.*                                                           64
                                                                               --------
             LIFE SCIENCES TOOLS & SERVICES (0.3%)
    2,000    Agilent Technologies, Inc.*                                             87
    1,439    Life Technologies Corp.*                                                68
      680    PerkinElmer, Inc.                                                       18
    2,700    Thermo Fisher Scientific, Inc.*                                        153
      690    Waters Corp.*                                                           62
                                                                               --------
                                                                                    388
                                                                               --------
             MANAGED HEALTH CARE (0.5%)
    2,120    Aetna, Inc.                                                             99
    1,460    CIGNA Corp.                                                             65
    1,170    Coventry Health Care, Inc.*                                             38
    1,000    Humana, Inc.                                                            87
    6,420    UnitedHealth Group, Inc.                                               358
    2,200    WellPoint, Inc.                                                        144
                                                                               --------
                                                                                    791
                                                                               --------
             PHARMACEUTICALS (2.6%)
    9,330    Abbott Laboratories                                                    528
    1,800    Allergan, Inc.                                                         161
   10,136    Bristol-Myers Squibb Co.                                               326
    5,910    Eli Lilly and Co.                                                      232
    1,600    Forest Laboratories, Inc.*                                              52
      940    Hospira, Inc.*                                                          34
   16,240    Johnson & Johnson                                                    1,057
   18,313    Merck & Co., Inc.                                                      699
    2,530    Mylan, Inc.*                                                            59
      240    Perrigo Co.                                                             25
   45,994    Pfizer, Inc.                                                           970

================================================================================

11  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
      840    Watson Pharmaceuticals, Inc.*                                     $     49
                                                                               --------
                                                                                  4,192
                                                                               --------
             Total Health Care                                                    8,401
                                                                               --------
             INDUSTRIALS (4.9%)
             ------------------
             AEROSPACE & DEFENSE (1.2%)
    4,340    Boeing Co.                                                             325
    2,140    General Dynamics Corp.                                                 157
      740    Goodrich Corp.                                                          93
    4,610    Honeywell International, Inc.                                          275
      540    L-3 Communications Holdings, Inc.                                       38
    1,690    Lockheed Martin Corp.                                                  149
    1,190    Northrop Grumman Corp.                                                  71
    1,010    Precision Castparts Corp.                                              169
    1,625    Raytheon Co.                                                            82
    1,230    Rockwell Collins, Inc.                                                  73
    2,070    Textron, Inc.                                                           57
    5,410    United Technologies Corp.                                              454
                                                                               --------
                                                                                  1,943
                                                                               --------
             AIR FREIGHT & LOGISTICS (0.5%)
      770    C.H. Robinson Worldwide, Inc.                                           51
    1,160    Expeditors International of Washington, Inc.                            51
    2,230    FedEx Corp.                                                            201
    5,520    United Parcel Service, Inc. "B"                                        424
                                                                               --------
                                                                                    727
                                                                               --------
             AIRLINES (0.0%)
    4,250    Southwest Airlines Co.                                                  38
                                                                               --------
             BUILDING PRODUCTS (0.0%)
    2,100    Masco Corp.                                                             25
                                                                               --------
             COMMERCIAL PRINTING (0.0%)
    1,460    R.R. Donnelley & Sons Co.                                               20
                                                                               --------
             CONSTRUCTION & ENGINEERING (0.1%)
    1,020    Fluor Corp.                                                             62
      640    Jacobs Engineering Group, Inc.*                                         30
    1,120    Quanta Services, Inc.*                                                  23
                                                                               --------
                                                                                    115
                                                                               --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    3,795    Caterpillar, Inc.                                                      433
      930    Cummins, Inc.                                                          112
    2,480    Deere & Co.                                                            206
      460    Joy Global, Inc.                                                        40
    2,162    PACCAR, Inc.                                                           100
                                                                               --------
                                                                                    891
                                                                               --------
             DIVERSIFIED SUPPORT SERVICES (0.0%)
      670    Cintas Corp.                                                            26
    1,180    Iron Mountain, Inc.                                                     36
                                                                               --------
                                                                                     62
                                                                               --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
      900    Cooper Industries plc                                                   55
    4,390    Emerson Electric Co.                                                   221
    1,110    Rockwell Automation, Inc.                                               89
      220    Roper Industries, Inc.                                                  20
                                                                               --------
                                                                                    385
                                                                               --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,526    Republic Services, Inc. "A"                                             75
      480    Stericycle, Inc.*                                                       42

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    2,245    Waste Management, Inc.                                            $     78
                                                                               --------
                                                                                    195
                                                                               --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      750    Robert Half International, Inc.                                         21
                                                                               --------
             INDUSTRIAL CONGLOMERATES (1.2%)
    4,190    3M Co.                                                                 367
    3,670    Danaher Corp.                                                          194
   62,840    General Electric Co.                                                 1,197
    2,130    Tyco International Ltd.                                                110
                                                                               --------
                                                                                  1,868
                                                                               --------
             INDUSTRIAL MACHINERY (0.5%)
    1,320    Dover Corp.                                                             85
    2,420    Eaton Corp.                                                            126
      440    Flowserve Corp.                                                         52
    2,510    Illinois Tool Works, Inc.                                              140
    1,860    Ingersoll-Rand plc                                                      74
      850    Pall Corp.                                                              54
      940    Parker-Hannifin Corp.                                                   85
    1,253    Stanley Black & Decker, Inc.                                            96
    1,090    Xylem, Inc.                                                             28
                                                                               --------
                                                                                    740
                                                                               --------
             OFFICE SERVICES & SUPPLIES (0.0%)
      660    Avery Dennison Corp.                                                    20
      310    Pitney Bowes, Inc.                                                       6
                                                                               --------
                                                                                     26
                                                                               --------
             RAILROADS (0.4%)
    7,340    CSX Corp.                                                              154
    1,330    Norfolk Southern Corp.                                                  92
    3,170    Union Pacific Corp.                                                    349
                                                                               --------
                                                                                    595
                                                                               --------
             RESEARCH & CONSULTING SERVICES (0.0%)
      270    Dun & Bradstreet Corp.                                                  23
      720    Equifax, Inc.                                                           30
                                                                               --------
                                                                                     53
                                                                               --------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
    1,860    Fastenal Co.                                                            98
      480    W.W. Grainger, Inc.                                                    100
                                                                               --------
                                                                                    198
                                                                               --------
             TRUCKING (0.0%)
      300    Ryder System, Inc.                                                      16
                                                                               --------
             Total Industrials                                                    7,918
                                                                               --------

             INFORMATION TECHNOLOGY (9.2%)
             -----------------------------
             APPLICATION SOFTWARE (0.3%)
    2,930    Adobe Systems, Inc.*                                                    96
    1,090    Autodesk, Inc.*                                                         41
    1,240    Citrix Systems, Inc.*                                                   93
    1,640    Intuit, Inc.                                                            95
      770    Salesforce.com, Inc.*                                                  110
                                                                               --------
                                                                                    435
                                                                               --------
             COMMUNICATIONS EQUIPMENT (1.0%)
   32,155    Cisco Systems, Inc.                                                    639
      450    F5 Networks, Inc.*                                                      56
      790    Harris Corp.                                                            34
    1,770    JDS Uniphase Corp.*                                                     23
    3,060    Juniper Networks, Inc.*                                                 70

================================================================================

13  | USAA Growth and Tax Strategy Fund

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    1,731    Motorola Mobility Holdings, Inc.*                                 $     69
    2,185    Motorola Solutions, Inc.                                               109
    9,710    QUALCOMM, Inc.                                                         604
                                                                               --------
                                                                                  1,604
                                                                               --------
             COMPUTER HARDWARE (2.1%)
    5,530    Apple, Inc.*                                                         3,000
    9,340    Dell, Inc.*                                                            161
   11,900    Hewlett-Packard Co.                                                    301
                                                                               --------
                                                                                  3,462
                                                                               --------
             COMPUTER STORAGE & PERIPHERALS (0.4%)
   12,490    EMC Corp.*                                                             346
      620    Lexmark International, Inc. "A"                                         23
    2,140    NetApp, Inc.*                                                           92
    1,600    SanDisk Corp.*                                                          79
    1,370    Western Digital Corp.*                                                  54
                                                                               --------
                                                                                    594
                                                                               --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
    2,960    Automatic Data Processing, Inc.                                        161
    1,100    Computer Sciences Corp.                                                 35
    1,180    Fidelity National Information Services, Inc.                            37
      850    Fiserv, Inc.*                                                           56
      610    MasterCard, Inc. "A"                                                   256
    1,630    Paychex, Inc.                                                           51
       70    Total System Services, Inc.                                              2
    3,010    Visa, Inc. "A"                                                         350
    3,575    Western Union Co.                                                       63
                                                                               --------
                                                                                  1,011
                                                                               --------
             ELECTRONIC COMPONENTS (0.1%)
    1,270    Amphenol Corp. "A"                                                      71
    8,960    Corning, Inc.                                                          117
                                                                               --------
                                                                                    188
                                                                               --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
      680    FLIR Systems, Inc.                                                      18
                                                                               --------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
    1,520    Jabil Circuit, Inc.                                                     39
    1,060    Molex, Inc.                                                             29
    2,230    TE Connectivity Ltd.                                                    82
                                                                               --------
                                                                                    150
                                                                               --------
             HOME ENTERTAINMENT SOFTWARE (0.0%)
    1,970    Electronic Arts, Inc.*                                                  32
                                                                               --------
             INTERNET SOFTWARE & SERVICES (0.8%)
    1,250    Akamai Technologies, Inc.*                                              45
    6,600    eBay, Inc.*                                                            236
    1,520    Google, Inc. "A"*                                                      940
      770    VeriSign, Inc.                                                          28
    7,130    Yahoo!, Inc.*                                                          106
                                                                               --------
                                                                                  1,355
                                                                               --------
             IT CONSULTING & OTHER SERVICES (1.2%)
    3,400    Accenture plc "A"                                                      202
    2,120    Cognizant Technology Solutions Corp. "A"*                              150
    7,170    International Business Machines Corp.                                1,411
    1,650    SAIC, Inc.*                                                             20
    1,255    Teradata Corp.*                                                         84
                                                                               --------
                                                                                  1,867
                                                                               --------
             OFFICE ELECTRONICS (0.0%)
    7,843    Xerox Corp.                                                             65
                                                                               --------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             SEMICONDUCTOR EQUIPMENT (0.1%)
    6,250    Applied Materials, Inc.                                           $     76
      990    KLA-Tencor Corp.                                                        48
      420    Novellus Systems, Inc.*                                                 20
    1,340    Teradyne, Inc.*                                                         22
                                                                               --------
                                                                                    166
                                                                               --------
             SEMICONDUCTORS (1.0%)
    4,440    Advanced Micro Devices, Inc.*                                           33
    2,050    Altera Corp.                                                            79
    2,280    Analog Devices, Inc.                                                    89
    3,120    Broadcom Corp. "A"*                                                    116
      360    First Solar, Inc.*                                                      11
   29,830    Intel Corp.                                                            802
    1,440    Linear Technology Corp.                                                 48
    3,380    LSI Corp.*                                                              29
    1,370    Microchip Technology, Inc.                                              49
    5,040    Micron Technology, Inc.*                                                43
    3,410    NVIDIA Corp.*                                                           52
    6,890    Texas Instruments, Inc.                                                230
    1,570    Xilinx, Inc.                                                            58
                                                                               --------
                                                                                  1,639
                                                                               --------
             SYSTEMS SOFTWARE (1.5%)
    1,425    BMC Software, Inc.*                                                     53
    2,160    CA, Inc.                                                                58
   44,755    Microsoft Corp.                                                      1,421
   23,547    Oracle Corp.                                                           689
    1,150    Red Hat, Inc.*                                                          57
    3,360    Symantec Corp.*                                                         60
                                                                               --------
                                                                                  2,338
                                                                               --------
             Total Information Technology                                        14,924
                                                                               --------
             MATERIALS (1.7%)
             ----------------
             ALUMINUM (0.0%)
    6,500    Alcoa, Inc.                                                             66
                                                                               --------
             CONSTRUCTION MATERIALS (0.0%)
      760    Vulcan Materials Co.                                                    34
                                                                               --------
             DIVERSIFIED CHEMICALS (0.4%)
    6,870    Dow Chemical Co.                                                       230
    5,510    E.I. du Pont de Nemours & Co.                                          280
      940    Eastman Chemical Co.                                                    51
      160    FMC Corp.                                                               16
    1,230    PPG Industries, Inc.                                                   112
                                                                               --------
                                                                                    689
                                                                               --------
             DIVERSIFIED METALS & MINING (0.2%)
    5,732    Freeport-McMoRan Copper & Gold, Inc.                                   244
                                                                               --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
      410    CF Industries Holdings, Inc.                                            76
    3,020    Monsanto Co.                                                           234
    1,640    Mosaic Co.                                                              95
                                                                               --------
                                                                                    405
                                                                               --------
             GOLD (0.1%)
    2,930    Newmont Mining Corp.                                                   174
                                                                               --------
             INDUSTRIAL GASES (0.2%)
    1,245    Air Products & Chemicals, Inc.                                         112
       90    Airgas, Inc.                                                             8

================================================================================

15  | USAA Growth and Tax Strategy Fund

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    2,150    Praxair, Inc.                                                     $    234
                                                                               --------
                                                                                    354
                                                                               --------
             METAL & GLASS CONTAINERS (0.1%)
    1,380    Ball Corp.                                                              55
      960    Owens-Illinois, Inc.*                                                   23
                                                                               --------
                                                                                     78
                                                                               --------
             PAPER PACKAGING (0.0%)
      140    Bemis Co., Inc.                                                          4
      950    Sealed Air Corp.                                                        19
                                                                               --------
                                                                                     23
                                                                               --------
             PAPER PRODUCTS (0.1%)
    3,430    International Paper Co.                                                120
    1,340    MeadWestvaco Corp.                                                      41
                                                                               --------
                                                                                    161
                                                                               --------
             SPECIALTY CHEMICALS (0.2%)
    1,500    Ecolab, Inc.                                                            90
      570    International Flavors & Fragrances, Inc.                                32
      520    Sherwin-Williams Co.                                                    54
      950    Sigma-Aldrich Corp.                                                     68
                                                                               --------
                                                                                    244
                                                                               --------
             STEEL (0.1%)
      570    Allegheny Technologies, Inc.                                            25
      600    Cliffs Natural Resources, Inc.                                          38
    1,890    Nucor Corp.                                                             83
      850    United States Steel Corp.                                               23
                                                                               --------
                                                                                    169
                                                                               --------
             Total Materials                                                      2,641
                                                                               --------

             TELECOMMUNICATION SERVICES (1.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
   35,380    AT&T, Inc.                                                           1,082
    3,841    CenturyLink, Inc.                                                      155
    5,949    Frontier Communications Corp.                                           27
   16,905    Verizon Communications, Inc.                                           644
    3,606    Windstream Corp.                                                        44
                                                                               --------
                                                                                  1,952
                                                                               --------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    2,210    American Tower Corp.                                                   138
    1,530    MetroPCS Communications, Inc.*                                          16
   17,580    Sprint Nextel Corp.*                                                    44
                                                                               --------
                                                                                    198
                                                                               --------
             Total Telecommunication Services                                     2,150
                                                                               --------

             UTILITIES (1.6%)
             ----------------
             ELECTRIC UTILITIES (0.9%)
    2,820    American Electric Power Co., Inc.                                      106
    7,864    Duke Energy Corp.                                                      165
    1,730    Edison International                                                    72
      990    Entergy Corp.                                                           66
    3,935    Exelon Corp.                                                           154
    2,320    FirstEnergy Corp.                                                      103
    3,140    NextEra Energy, Inc.                                                   187
    1,380    Northeast Utilities                                                     50
    1,750    Pepco Holdings, Inc.                                                    34
      850    Pinnacle West Capital Corp.                                             40
    3,310    PPL Corp.                                                               94
    2,080    Progress Energy, Inc.                                                  110

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    4,420    Southern Co.                                                      $    195
                                                                               --------
                                                                                  1,376
                                                                               --------
             GAS UTILITIES (0.0%)
      630    ONEOK, Inc.                                                             52
                                                                               --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    3,900    AES Corp.*                                                              53
    1,520    Constellation Energy Group, Inc.                                        55
    1,160    NRG Energy, Inc.*                                                       20
                                                                               --------
                                                                                    128
                                                                               --------
             MULTI-UTILITIES (0.6%)
    1,840    Ameren Corp.                                                            59
    2,760    CenterPoint Energy, Inc.                                                54
      770    CMS Energy Corp.                                                        16
    1,480    Consolidated Edison, Inc.                                               86
    3,360    Dominion Resources, Inc.                                               170
      920    DTE Energy Co.                                                          50
      601    Integrys Energy Group, Inc.                                             31
    2,170    NiSource, Inc.                                                          52
    2,420    PG&E Corp.                                                             101
    2,970    Public Service Enterprise Group, Inc.                                   91
      880    SCANA Corp.                                                             40
    1,410    Sempra Energy                                                           84
    1,670    TECO Energy, Inc.                                                       30
    1,740    Wisconsin Energy Corp.                                                  59
    1,980    Xcel Energy, Inc.                                                       52
                                                                               --------
                                                                                    975
                                                                               --------
             Total Utilities                                                      2,531
                                                                               --------
             Total Blue Chip Stocks (cost: $44,668)                              73,914
                                                                               --------

             TOTAL INVESTMENTS (COST: $130,019)                                $160,785
                                                                               ========

($ IN 000s)                                                  VALUATION HIERARCHY
                                                             -------------------
                                              (LEVEL 1)            (LEVEL 2)         (LEVEL 3)
                                            QUOTED PRICES      OTHER SIGNIFICANT    SIGNIFICANT
                                          IN ACTIVE MARKETS       OBSERVABLE       UNOBSERVABLE
ASSETS                                  FOR IDENTICAL ASSETS        INPUTS            INPUTS      TOTAL
---------------------------------------------------------------------------------------------------------
  Tax-Exempt Bonds                           $    --                $85,381            $--       $ 85,381
  Tax-Exempt Money Market Instruments:
     Variable-Rate Demand Notes                   --                  1,400             --          1,400
     Money Market Funds                           90                     --             --             90
  Blue Chip Stocks                            73,914                     --             --         73,914
---------------------------------------------------------------------------------------------------------
Total                                        $74,004                $86,781            $--       $160,785
---------------------------------------------------------------------------------------------------------

For the period of June 1, 2011 through February 29, 2012, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA Growth and Tax Strategy Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the

================================================================================

18  | USAA Growth and Tax Strategy Fund

================================================================================

basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all tax-exempt bonds valued based on methods discussed in Note A4 and variable-rate demand notes which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. NEW ACCOUNTING PRONOUNCEMENTS -
----------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's

================================================================================

19  | USAA Growth and Tax Strategy Fund

================================================================================

valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting the only impact is to the Fund's financial statement disclosures.

E. As of February 29, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 29, 2012, were $34,793,000 and $4,027,000, respectively, resulting in net unrealized appreciation of $30,766,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $161,886,000 at February 29, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
EDA      Economic Development Authority
IDA      Industrial Development Authority/Agency
ISD      Independent School District
MTA      Metropolitan Transportation Authority
PRE      Prerefunded to a date prior to maturity
REIT     Real estate investment trust
USD      Unified School District

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 29, 2012, was $2,336,000, which represented 1.4% of the Fund's net assets.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Currently the issuer is in default with respect to interest and/or principal payments.
(e) Rate represents the money market fund annualized seven-day yield at February 29, 2012.
(f) Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.
*    Non-income-producing security.

================================================================================

21  | USAA Growth and Tax Strategy Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 29, 2012

By:*     /S/ ADYM RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym Rygmyr, Secretary

Date:      04/24/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:      04/25/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      04/25/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.